MFS Research International FDP Fund
Fund Overview Key Facts about MFS Research International FDP Fund
Investment Objective
The investment objective of the MFS Research International FDP Fund (the "MFS Fund" or the "Fund") is to seek to provide shareholders with capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the BlackRock-advised fund complex. More information about these and other discounts is available from your financial professional and in the "Details about the Share Classes" section on page 42 of the Fund's prospectus and in the "Purchase of Shares" section on page II-73 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MFS Research International FDP Fund	Investor A Shares		Investor B Shares		Investor C Shares		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none		none		none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	4.50%	[2]	1.00%	[3]	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	The CDSC is 4.50% if shares are redeemed in less than 1 year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section "Details about the Share Classes — Investor B Shares" for the complete schedule of CDSCs.)
[3]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MFS Research International FDP Fund	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares
Management Fee	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	none
Other Expenses	0.37%	0.41%	0.38%	0.37%
Total Annual Fund Operating Expenses	1.52%	2.31%	2.28%	1.27%

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MFS Research International FDP Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	672	980	1,310	2,242
Investor B Shares	684	1,071	1,435	2,448
Investor C Shares	331	712	1,220	2,615
Institutional Shares	129	403	697	1,534

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - MFS Research International FDP Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor B Shares	234	721	1,235	2,448
Investor C Shares	231	712	1,220	2,615

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund invests, under normal market conditions, at least 65% of its assets in equity securities of foreign companies, including emerging market issuers. Equity securities include common stocks, preferred stocks, securities convertible into stocks and depositary receipts for those securities. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

Under normal market conditions, the Fund will invest its assets in a number of different countries throughout the world. However, the Fund may invest a relatively large percentage of its assets in equity securities of issuers in a single country, a small number of countries or a particular geographic region.

In selecting investments for the Fund, the Fund's sub-adviser, Massachusetts Financial Services Company ("MFS"), is not constrained to any particular investment style. MFS may invest the Fund's assets in equity securities of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in equity securities of companies it believes are undervalued compared to their perceived worth (value companies) or in a combination of growth and value companies. MFS may invest the Fund's assets in companies with any market capitalization.

A team of investment research analysts selects investments for the Fund. MFS allocates the Fund's assets to analysts by broad market sectors. MFS uses a bottom-up investment approach to buying and selling investments for the Fund.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

  Depositary Receipts Risk —The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.
  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.
  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  Geographic Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund's investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.
  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery.
  Therefore, these investment styles may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Performance Information

The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund's performance to that of the Morgan Stanley Capital International Europe, Australasia, Far East ("MSCI EAFE") Index and the MSCI All Country World (ex U.S.) Index, which are relevant to the Fund because they have characteristics similar to the Fund's investment strategies. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund's investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund's returns would have been lower. Updated information on the Fund's performance can be obtained by phone at 800-882-0052.

Investor A Shares ANNUAL TOTAL RETURNS MFS Research International FDP Fund As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 23.75% (quarter ended June 30, 2009) and the lowest return for a quarter was –20.33% (quarter ended September 20, 2008). The year-to-date return as of June 30, 2011 was 6.15%.

As of 12/31/10 Average Annual Total Returns
Average Annual Total Returns - MFS Research International FDP Fund	1 Year	5 Years	Since Inception	Inception Date
Investor A Shares	4.70%	2.08%	3.84%	Jul. 27, 2005
Investor A Shares Return After Taxes on Distributions	4.19%	1.12%	2.94%
Investor A Shares Return After Taxes on Distributions and Sale of Shares	3.00%	1.31%	2.85%
Investor B Shares	5.18%	2.02%	3.92%
Investor C Shares	8.55%	2.39%	4.08%
Institutional Shares	10.72%	3.43%	5.14%
MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	4.55%
MSCI All Country World (ex U.S.) Index (Reflects no deduction for fees, expenses or taxes)	11.15%	4.82%	6.94%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C and Institutional Shares will vary.